SUBSEQUENT EVENTS (Details Narrative) - Common Stock [Member] - Subsequent Event [Member] - Bitech Mining Corporation [Member]	2 Months Ended
Feb. 15, 2022 USD ($) $ / shares shares
Subsequent Event [Line Items]
Number of shares issued | shares	905,000
Share issued price | $ / shares	$ 0.40
Number of shares issued, value | $	$ 362,000